Finance income - Summary of finance income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income.
Interest income	€ 9,285	€ 7,683	€ 5,250
Other finance income	1,667	5,165
Total	€ 10,952	€ 12,848	€ 5,250